Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000025694
Average Annual Return [Line Items]
Average Annual Return, Percent		15.70%	12.76%		15.01%
C000062556
Average Annual Return [Line Items]
Average Annual Return, Percent		16.88%	11.81%		14.78%
C000157800
Average Annual Return [Line Items]
Average Annual Return, Percent		21.63%	11.25%		11.47%
C000164403
Average Annual Return [Line Items]
Average Annual Return, Percent		20.87%	12.32%	12.83%
C000025696
Average Annual Return [Line Items]
Average Annual Return, Percent		31.45%	9.75%		8.61%
C000065218
Average Annual Return [Line Items]
Average Annual Return, Percent		31.50%	8.69%		8.04%
C000065289
Average Annual Return [Line Items]
Average Annual Return, Percent		33.73%	4.48%		7.92%
C000025697
Average Annual Return [Line Items]
Average Annual Return, Percent		7.03%	(0.62%)		1.96%
C000025698
Average Annual Return [Line Items]
Average Annual Return, Percent		6.80%	4.89%		6.63%
C000091786
Average Annual Return [Line Items]
Average Annual Return, Percent		7.09%	(0.48%)		1.50%
C000091788
Average Annual Return [Line Items]
Average Annual Return, Percent		8.14%	0.69%		3.65%
C000091790
Average Annual Return [Line Items]
Average Annual Return, Percent		7.84%	0.26%		1.45%
C000025699
Average Annual Return [Line Items]
Average Annual Return, Percent		3.59%	1.04%		1.26%
C000025691
Average Annual Return [Line Items]
Average Annual Return, Percent		5.43%	1.23%		1.96%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent		17.75%	13.87%		14.79%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent		17.75%	13.87%		14.79%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		21.09%	12.15%		12.17%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		21.09%	12.15%	12.91%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent		31.22%	8.92%		8.18%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent		31.22%	8.92%		8.18%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		33.57%	4.20%		8.42%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)		2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)		2.01%
Bloomberg Barclays U.S. Government Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government Index
Average Annual Return, Percent		6.31%	(0.94%)		1.38%
Bloomberg Barclays U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Bond Index
Average Annual Return, Percent		7.77%	(0.09%)		3.27%
Bloomberg Barclays U.S. Securitized Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized Index
Average Annual Return, Percent		8.49%	0.22%		1.68%
Bloomberg Municipal 1-3 Yr Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Municipal Bond Index
Average Annual Return, Percent		3.66%	1.55%		1.58%
Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged
Average Annual Return, Percent		5.31%	1.13%		2.14%
Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index
Average Annual Return, Percent		8.78%	4.11%		6.15%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)		2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)		2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)		2.01%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.25%	0.80%		2.34%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.25%	0.80%		2.34%